CONSOLIDATED STATEMENT OF CASH FLOW - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operations
Income before income tax and social contribution	R$ 1,880,190	R$ 1,435,516	R$ 1,013,316
Adjustments to reconcile income with net cash from operations:
Depreciation and amortization	3,954,321	4,013,671	3,785,172
(Gain) loss on the sale of property, plant and equipment (leaseback)	0	1,801	(44,036)
Residual value of property and equipment, and intangible assets written-off	9,700	54,104	19,528
Interest on provision for decommissioning costs	648	428	1,146
Provision for administrative and legal proceedings	551,191	372,469	375,242
Monetary correction of judicial deposits and administrative and judicial proceedings	297,529	97,805	41,010
Interest, monetary and exchange variations of borrowing and other financial adjustments	(35,450)	521,570	625,865
Lease interest payable	266,328	257,305	246,280
Lease interest receivable	(25,664)	(22,709)	(25,756)
Provision for doubtful accounts	544,881	316,387	266,442
Stock options	(1,424)	10,923	3,802
Total adjustments to reconcile income with net cash from operations	7,442,250	7,059,270	6,308,011
Decrease (increase) in operating assets:
Trade accounts receivable	(1,028,791)	99,674	(291,825)
Taxes, charges and contributions recoverable	175,116	162,705	206,143
Inventory	(59,274)	20,149	(2,214)
Prepaid expenses	56,792	(40,490)	80,524
Judicial deposits	30,478	(53,217)	(128,256)
Other assets	133,831	(26,129)	26,064
Increase (decrease) in operating liabilities:
Payroll, profit sharing and related charges	(50,765)	50,171	12,906
Suppliers	331,736	523,419	(296,014)
Tax, charges and contributions payable	(26,786)	(474,557)	(214,353)
Authorizations payable	(104,582)	(895,964)	199,163
Payments for legal and administrative proceedings	(536,646)	(439,670)	(413,209)
Deferred revenue	(193,599)	(415,651)	(337,806)
Other liabilities	(40,373)	(165,598)	(156,886)
Net cash from operations	6,129,387	5,404,112	4,992,248
Cash from investment activities
Marketable securities	(21,460)	(288,658)	119,461
Cash received from property and equipment sales	0	13,850	133,708
Additions to property and equipment, and intangible assets	(3,831,906)	(4,147,907)	(4,502,397)
Receipt of financial leases	22,946	22,140	20,929
Net cash used in investment activities	(3,830,420)	(4,400,575)	(4,228,299)
Cash from financing activities
New borrowing	166,548	646,853	1,304,492
Repayment of borrowing	(3,552,407)	(3,270,570)	(2,685,938)
Payment of finance leases	(252,410)	(219,189)	(199,747)
Derivative financial instruments	37,044	17,677	305,336
Purchase of treasury shares, net of disposals	5,317	(13,118)	0
Dividends and interest on shareholders' equity paid	(588,247)	(332,658)	(460,309)
Net cash used in financing activities	(4,184,155)	(3,171,005)	(1,736,166)
Increase (decrease) in cash and cash equivalents	(1,885,188)	(2,167,468)	(972,217)
Cash and cash equivalents at the beginning of the year	2,960,718	5,128,186	6,100,403
Cash and cash equivalents at the end of the year	1,075,530	2,960,718	5,128,186
Supplementary information on consolidated statements of cash flows
Interest paid	435,845	584,853	573,538
Income tax and social contribution paid	213,956	297,079	364,563
Additions to property, plant and equipment, and intangible assets, without cash effects	(38,944)	(48,957)	(137,199)
Increase in lease liabilities, without cash effects	R$ 38,944	R$ 48,957	R$ 137,199